Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of consolidated financial statements - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents		$ 7,117,728	$ 6,717,940
Accounts receivable		9,218,883	10,321,837
Due from Zhongchao Inc.	[1]		108,518
Other current assets		2,029,794	2,167,706
Investment in a limited partnership and an equity investee		1,993,285	1,258,787
Property and equipment, net		3,168,441	1,997,761
Other noncurrent assets		2,644,972	1,491,321
Total Assets		26,173,103	24,063,870
LIABILITIES
Advances from customers		7,432	6,760
Income tax payable		2,478,273	1,523,174
Operating lease liabilities		201,559	62,160
Due to Zhongchao Inc.	[1]	599,347	748,630
Other current liabilities		1,011,371	1,389,860
Total Liabilities		4,297,982	3,730,584
Revenues		16,096,769	17,989,788	$ 14,882,763
Income from Operations		418,235	4,525,855	3,642,265
Net Income		$ 838,838	$ 4,484,029	$ 4,000,620

[1]	The balances due from/to Zhongchao Inc., are eliminated on consolidation.